Rule 497(e)

File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

Sub-Administered by EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

(formerly known as GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY)

333-151805	HV-6776 - Premier InnovationsSM
333-151805	HV-6777 - Hartford 403(b) Cornerstone Innovations
333-151805	HV-6778 - Premier InnovationsSM (Series II)

Supplement dated September 2, 2022, to the Prospectus and Statement of Additional

Information, each dated May 2, 2022

This Supplement amends certain information contained in the Prospectus and Statement of Additional Information (SAI), each dated May 2, 2022.

1.      COMPANY NAME CHANGES

Effective immediately, following company name change will be made and all references to the current name in the Prospectus and SAI, as applicable, are hereby replaced with the new name:

Current Name	New Name
Great-West Life & Annuity Insurance Company	Empower Annuity Insurance Company of America

2.      FUND NAME CHANGES

Effective immediately, the following Funds and Advisers changed their names and all references to the current names in the Prospectus are hereby replaced with the new names:

Current Names	New Names
Great-West Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Aggressive Profile Fund Adviser: Empower Capital Management, LLC
Great-West Ariel Mid Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Ariel Mid Cap Value Fund Adviser: Empower Capital Management, LLC
Great-West Bond Index Fund Adviser: Great-West Capital Management, LLC	Empower Bond Index Fun Adviser: Empower Capital Management, LLC
Great-West Conservative Profile Fund Adviser: Great-West Capital Management, LLC	Empower Conservative Profile Fund Adviser: Empower Capital Management, LLC
Great-West Core Bond Fund Adviser: Great-West Capital Management, LLC	Empower Core Bond Fund Adviser: Empower Capital Management, LLC
Great-West Core Strategies Flexible Bond Fund Adviser: Great-West Capital Management, LLC	Empower Core Strategies Flexible Bond Fund Adviser: Empower Capital Management, LLC
Great-West Core Strategies International Equity Fund Adviser: Great-West Capital Management, LLC	Empower Core Strategies International Equity Fund Adviser: Empower Capital Management, LLC

Rule 497(e)

File Nos. 333-151805; 811-10559

Great-West Core Strategies U.S. Equity Fund Adviser: Great-West Capital Management, LLC	Empower Core Strategies U.S. Equity Fund Adviser: Empower Capital Management, LLC
Great-West Emerging Markets Equity Fund Adviser: Great-West Capital Management, LLC	Empower Emerging Markets Equity Fund Adviser: Empower Capital Management, LLC
Great-West High Yield Bond Fund Adviser: Great-West Capital Management, LLC	Empower High Yield Bond Fund Adviser: Empower Capital Management, LLC
Great-West Inflation-Protected Securities Fund Adviser: Great-West Capital Management, LLC	Empower Inflation-Protected Securities Fund Adviser: Empower Capital Management, LLC
Great-West International Growth Fund Adviser: Great-West Capital Management, LLC	Empower International Growth Fund Adviser: Empower Capital Management, LLC
Great-West International Index Fund Adviser: Great-West Capital Management, LLC	Empower International Index Fund Adviser: Empower Capital Management, LLC
Great-West International Value Fund Adviser: Great-West Capital Management, LLC	Empower International Value Fund Adviser: Empower Capital Management, LLC
Great-West Large Cap Growth Fund Adviser: Great-West Capital Management, LLC	Empower Large Cap Growth Fund Adviser: Empower Capital Management, LLC
Great-West Large Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Large Cap Value Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2015 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2015 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2020 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2020 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2025 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2025 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2030 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2030 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2035 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2035 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2040 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2040 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2045 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2045 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2050 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2050 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2055 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2055 Fund Adviser: Empower Capital Management, LLC
Great-West Lifetime 2060 Fund Adviser: Great-West Capital Management, LLC	Empower Lifetime 2060 Fund Adviser: Empower Capital Management, LLC
Great-West Mid Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Mid Cap Value Fund Adviser: Empower Capital Management, LLC
Great-West Moderate Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderate Profile Fund Adviser: Empower Capital Management, LLC
Great-West Moderately Aggressive Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderately Aggressive Profile Fund Adviser: Empower Capital Management, LLC
Great-West Moderately Conservative Profile Fund Adviser: Great-West Capital Management, LLC	Empower Moderately Conservative Profile Fund Adviser: Empower Capital Management, LLC
Great-West Multi-Sector Bond Fund Adviser: Great-West Capital Management, LLC	Empower Multi-Sector Bond Fund Adviser: Empower Capital Management, LLC
Great-West S&P 500 ® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P 500 ® Index Fund Adviser: Empower Capital Management, LLC

Rule 497(e)

File Nos. 333-151805; 811-10559

Great-West S&P Mid Cap 400® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P Mid Cap 400® Index Fund Adviser: Empower Capital Management, LLC
Great-West S&P SmallCap 600® Index Fund Adviser: Great-West Capital Management, LLC	Empower S&P SmallCap 600® Index Fund Adviser: Empower Capital Management, LLC
Great-West Short Duration Bond Fund Adviser: Great-West Capital Management, LLC	Empower Short Duration Bond Fund Adviser: Empower Capital Management, LLC
Great-West Small Cap Growth Fund Adviser: Great-West Capital Management, LLC	Empower Small Cap Growth Fund Adviser: Empower Capital Management, LLC
Great-West Small Cap Value Fund Adviser: Great-West Capital Management, LLC	Empower Small Cap Value Fund Adviser: Empower Capital Management, LLC
Great-West T. Rowe Price Mid Cap Growth Fund Adviser: Great-West Capital Management, LLC	Empower T. Rowe Price Mid Cap Growth Fund Adviser: Empower Capital Management, LLC
Great-West U.S. Government Securities Fund Adviser: Great-West Capital Management, LLC	Empower U.S. Government Securities Fund Adviser: Empower Capital Management, LLC

3.      SUB-ADVISER CHANGE

Effective immediately, Newfleet Asset Management, LLC, a Sub-Adviser to the Empower Multi-Sector Bond Fund, became a division of Virtus Fixed Income Advisers, LLC. Accordingly, all references to Newfleet Asset Management, LLC in the Prospectus are hereby replaced with Virtus Fixed Income Advisers, LLC.

Current Fund and Sub-Advisers Name	New Fund and Sub-Advisers Name
Empower Multi-Sector Bond Fund Sub-Adviser: Loomis, Sayles & Company LP; Newfleet Asset Management, LLC	Empower Multi-Sector Bond Fund Sub-Adviser: Loomis, Sayles & Company LP; Virtus Fixed Income Advisers, LLC

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.